UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-2958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2008

Item 1: Report to Shareholders

Japan Fund	October 31, 2008

The views and opinions in this report were current as of October 31, 2008. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

Japanese equities declined sharply over the last year, falling about 36% in U.S. dollar terms. From their peak in February 2007 to their trough on October 28, 2008, Japanese equities as measured by the Topix Index have fallen by well over one-half in value, although the decline was muted in dollar terms due to a strong rise in the yen. It is sobering that the Topix Index is now at levels last seen in the early 1980s and that 70% of listed companies are trading below book value. If there is a sliver of light in this bleak picture, it is that Japan has been the best-performing Asian equity market, and it has performed roughly in line with the U.S. equity market. Your fund’s loss over the past year reflects this difficult environment.

PERFORMANCE COMPARISON

We are disappointed to report that the Japan Fund declined 39.86% over the past year, with the bulk of the decline coming in the most recent six months. The results were worse than those of the broad Topix Index but were comfortably ahead of the Lipper peer group benchmark. Over the period, we were helped by our exposure to mid- and small-cap companies, which we define as those with a market capitalization from $500 million to $4 billion. These companies found valuation support and are generally more oriented to the domestic economy. Our weighting to this capitalization segment is now over 30% of the portfolio. Growth stocks also outperformed value stocks, which favored our investment style. Finally, our cautious investment stance helped us continue to outperform our Lipper peers.

HIGHLIGHTS

• Japanese stock prices plunged during a brutal period for global markets, but Japan was the best-performing Asian market, and foreign investors benefited from a rise in the yen.

• The Japan Fund fell sharply but outperformed its peers, thanks in part to its growth emphasis and its inclusion of smaller-capitalization stocks.

• Top performers for the fund included niche consumer firms, while trading companies were among its largest detractors.

• The sell-off left valuations at extremely attractive levels, even assuming a large decline in profits.

Outperforming our peers provides little comfort in this environment, however. Losses of this magnitude are painful to us as investment managers, as we know they are to our shareholders. If the brutal sell-off has a bright side, it is that stocks of even high-quality growth companies were taken down, creating what we believe are extremely attractive valuations for long-term investors.

MARKET ENVIRONMENT

Economy
The Japanese economy has been reliant on the rest of the world—and in particular on emerging markets—for growth over the last six years. Japan has also been a major exporter of capital in the form of domestic savings and has indirectly fueled much of the global credit bubble. With the global economy likely to grow by less than 3% in the coming year and most developed economies, including Japan, in recession, Japan must now look inward for growth. At the same time, the strengthening of the yen, brought on by massive reductions in debt loads and the decline in most world asset classes, has destroyed much of the value of savings invested abroad. Japan is confronted with Keynes’s “paradox of thrift,” in which the collective impulse to increase savings reduces everybody’s income. While the normal salvation is to resort to increased fiscal spending, it remains to be seen if the government can stomach increasing Japan’s already heavy debt burden.

Absent such fiscal spending, the outlook for domestic consumption is dim. Companies are likely to continue to put downward pressure on wages, and interest rates on savings are poised to fall in Japan and overseas. Inflation is likely to moderate, however, which promises to offset some of the decline in spending power. The government is proposing stimulus packages, including cash grants to all households, while at the same time hinting that taxes will need to be raised, thus ensuring it will not be spent. Eventually, fiscal prudence will have to be abandoned, and government spending will take over as the driver of the economy.

Politics
Such a fundamental shift may require a change in the ruling party, however. In September, Taro Aso took over as prime minister from Yasuo Fukudo, who had held the position for a year. While the ruling Liberal Democratic Party (LDP) had hopes that Mr. Aso stood a better chance to keep the party in power, Mr. Aso’s approval ratings are not as strong as he expected. He is using the current global turmoil as an excuse for delay in new elections, which are being sought by the opposition Democratic Party of Japan (DPJ) before the end of 2008. Mr. Aso also appears to be using the turmoil to cast the opposition in a negative light, as their lack of cooperation in passing legislation could be viewed negatively in a time of crisis. However long the delay—the election must be held by September 2009—it appears that the LDP will lose seats in a Lower House election, and the current stalemate with the opposition-controlled Upper House will continue. A DPJ victory may force the LPD to consider a German-style “grand coalition,” although it is hard to see how this would be able to govern effectively. In the meantime, it would appear that Japan lacks the political framework to foster economic growth.

Equity Markets
As export markets have foundered, domestically oriented smaller-cap Japanese companies have found valuation support, which has helped them fare better than their larger counterparts over the past six months. This benefited the fund given our all-cap approach, which we continue to believe is appropriate for the fund given its growth emphasis. Earnings growth is not concentrated exclusively in larger firms, and growth company valuations currently appear more reasonable for mid- and small-caps, even accounting for their lower levels of liquidity.

In addition, our risk-management measures have helped us avoid many of the more spectacular falls from grace among smaller companies and amid the growing number of bankruptcies. Our weighting in the smaller-capitalization segment has increased from a low of around 25% of the portfolio during the first half of the fiscal year to over 33% as the period ended—although this has been partly a result of a number of stocks falling into the mid- and small-cap range as their stock price declined. We will continue to manage this exposure prudently and opportunistically.

PORTFOLIO REVIEW AND STRATEGY

Our strategy centers on investing in high-quality companies with capable managements and strong long-term growth potential, as we believe these companies will drive Japan’s role in the global economy. During the period, we maintained our thematic investment approach while taking care to ensure that the portfolio remained broadly diversified across sectors. Our bottom-up stock-picking led us to emphasize the following sectors and industries:

Health care. Japan has maintained a globally competitive edge in selected areas of medical device manufacturing. We continue to invest in one of the largest such companies, Terumo, as well as a smaller firm, Sysmex, which is a leader in medical testing equipment and reagents and is expanding its business in Europe and the U.S. We also own Hamamatsu Photonics, which specializes in photoelectric multiplier tubes used in scanners. (Please refer to our portfolio of investments for a complete listing of holdings and the amount each represents in the portfolio.)

Alternative energy. Japan boasts some world-leading companies in the field of nuclear energy, and our portfolio includes Toshiba, which now owns Westinghouse, and Japan Steel Works, the world’s leading maker of containment vessels. Japan also has a number of companies with exposure to a variety of energy sources that are not carbon dependent, but in many cases these do not represent a significant part of sales or profits.

Niche consumer stocks. We have added a number of unique companies that give the portfolio exposure to domestic consumer growth opportunities. These include Unicharm Petcare, the leading supplier of pet food and toiletries in Japan; Seven Bank, the country’s leading ATM processor and a subsidiary of the Seven & I retail group; Tsumura, the leading supplier of Chinese medicinal compounds; and USS, the nation’s dominant second-hand car auctioneer.

Unique technologies. We own a number of companies with unique products or services that have high barriers to entry. Examples include Nissha Printing, the world leader in in-mould design—which is seeing increasing use in a variety of consumer electronics products—and Wacom, the dominant global provider of pen-based computer interfaces.

In terms of performance, the fund benefited from notable positions in Sony Financial Holdings and Seven Bank, both of which significantly outperformed the financials sector. Nissha Printing benefited from strong growth in touch panels used for cell phones and increased use of design patterns on laptop computers. Niche retailer ABC Mart was helped by the growing trend toward discount shopping, and Aeon Mall saw increased volumes of shopping in its suburban malls, an area where Japan lags the West. Chinese medicine producer Tsumura outperformed due to its defensive focus on the aging demographics of Japanese society. Terumo and Sysmex did well on continued strength in medical spending.

Despite the overall boost they gave to relative performance, some of the fund’s smaller-capitalization holdings detracted the most from results. Prominent among them were positions in KK da Vinci Holdings and Toyota Tsusho. The former suffered from the severe downturn in the real estate market, while the latter, as the principal trading company from the Toyota Group, suffered from the downturn in Toyota’s production volumes. Restaurant operator Zensho saw profits decline on higher raw material costs and was eliminated, and map provider Zenrin saw a decline in demand for in-car satellite navigation systems.

OUTLOOK

Japan’s domestic economy—outside the real estate sector—is not suffering from a contraction in credit, unlike the rest of the world. Overall consumer and corporate debt levels are the lowest in the G-7 relative to GDP. Foreign investors also stand to benefit as the yen is poised to remain strong in response to a reduction in leverage around the world—although this has a muting effect on the stock market given the dependence on exports for the majority of listed companies.

Japan’s challenges are ample, of course. Government debt levels are higher than the G-7 average, constraining its leaders’ ability to provide fiscal stimulus. The legislature is also split, making it harder to achieve the consensus that is often required in Japan to make radical changes. Nevertheless, in the past Japan has outperformed as the world growth cycle bottoms and recovers, and this is likely to be repeated as the global economy comes out of its current downturn.

We continue to focus on stronger business models in both the domestic and export segments of the market, as they are likely to be the most resilient. Valuations are now extremely attractive, even allowing for a 25% decline in average operating profit. The major risk remains a political upheaval, but we think that reason will prevail in the current crisis. With less capital available for speculation, growth investing appears likely to outperform a value approach, and our strategy is well placed to add value.

Although investing in Japan has been frustrating for some time, our team of investment analysts continues to search for the best growth opportunities—sowing the seeds, we believe, for long-term investors to benefit from exposure to this major international market over the full business and economic cycle.

Respectfully submitted,

Campbell Gunn
Portfolio Manager

November 17, 2008

The portfolio manager has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF INTERNATIONAL INVESTING

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country or limited geographic region tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

GLOSSARY

Gross domestic product (GDP): GDP is the total market value of all goods and services produced in a country in a given year.

Lipper averages: The averages of available mutual fund performance returns for specified time periods in defined categories as tracked by Lipper Inc.

Topix Index (First Section): Tracks the performance of larger companies on the Tokyo Stock Exchange.

Topix Index (Second Section): Tracks the performance of smaller and newly listed companies on the Tokyo Stock Exchange.

Topix Small Index: Tracks the performance of smaller shares within the First Section of the Topix Index.

Performance and Expenses

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
JAPAN 95.3%		
COMMON STOCKS 95.3%		
Consumer Discretionary 18.8%		
ABC-Mart (1)	86,100	2,676
Aruze (1)	138,100	1,265
Benesse	40,000	1,684
Daiei (1)(2)	427,100	2,069
Doutor Nichires	131,300	2,030
Isetan Mitsukoshi (1)(2)	246,200	2,346
Jupiter Telecommunications	5,736	3,855
NHK Spring	245,000	983
Nikon (1)	97,000	1,355
Pacific Golf (1)	2,622	976
Point (1)	42,490	2,110
Sankyo-Gunma	68,400	3,090
Sekisui Chemical	112,000	650
Shimachu	106,900	2,488
Stanley Electric	205,800	2,670
Toyota Motor	253,300	9,986
USJ (1)	1,015	419
USS	47,820	2,933
Yamada Denki	37,280	2,020
Zenrin (1)	29,600	254
Total Consumer Discretionary		45,859
Consumer Staples 4.3%		
Hokuto (1)	95,900	2,520
Japan Tobacco	1,757	6,239
Unicharm Petcare (1)	51,200	1,798
Total Consumer Staples		10,557
Energy 2.5%		
Inpex	413	2,401
Japan Petroleum Exploration	56,000	2,146

Modec (1)	107,800	1,684
Total Energy		6,231
Financials 15.7%		
Aeon Mall	141,000	3,448
Daiwa Securities	438,000	2,433
Gca Savvian (2)	209	426
KK daVinci (1)(2)	2,778	224
Mitsubishi Estate	211,000	3,714
Mitsubishi UFJ Financial	609,300	3,752
Mizuho Financial	1,310	3,138
Nomura Securities	223,500	2,078
ORIX	29,740	3,156
SBI Holdings	14,704	1,750
Seven Bank (1)	973	2,824
Sony Financial	1,104	3,638
Sumitomo Mitsui Financial	912	3,703
The Yachiyo Bank	75	209
Tokio Marine	124,300	3,877
Total Financials		38,370
Health Care 10.1%		
Astellas Pharma	93,100	3,806
Nakanishi	13,300	940
Rohto Pharmaceutical	234,000	2,637
Sysmex (1)	71,600	2,225
Takeda Pharmaceutical	133,500	6,728
Terumo	95,500	4,026
Toho Pharmaceutical (1)	168,300	1,822
Tsumura	101,900	2,604
Total Health Care		24,788
Industrials & Business Services 16.6%		
Asahi Pretec	74,200	688
Central Japan Railway	632	5,171

Daiseki (1)	121,354	2,759
East Japan Railway	770	5,472
Glory Limited	70,900	1,021
ITOCHU	746,000	4,028
Japan Steel Works	434,000	3,058
Marubeni	730,000	2,894
Mitsui	417,000	4,008
Nissha Printing (1)	62,500	3,449
Sankyu	652,000	2,090
Secom	58,700	2,272
Toshiba Machine	242,000	687
Toyota Tsusho	311,800	2,979
Total Industrials & Business Services		40,576
Information Technology 16.0%		
Hamamatsu Photonics	94,400	2,095
Hikari Tsushin	92,100	1,341
Hitachi	687,000	3,190
Hitachi High-Technologies	171,000	2,810
HOYA	112,000	2,076
Nidec	72,000	3,705
Nintendo	22,200	7,002
Nippon Electric Glass	367,000	2,256
Oracle(1)	92,500	4,075
Otsuka	44,700	2,259
Shimadzu	227,000	1,543
Toshiba	380,000	1,369
Wacom (1)	1,327	1,151
Yahoo Japan (1)	9,306	3,046
Yamatake (1)	61,000	1,175
Total Information Technology		39,093
Materials 4.7%		
Air Water	128,000	1,195

Certificates of Deposit 0.2%		
Bank of Montreal Chicago, VR, 2.829%, 3/12/09	465,471	462
		462
Medium-Term Notes 2.4%		
Bank of Ireland, VR, 1.13%, 12/29/08	930,943	926
Bear Stearns, VR, 0.38%, 3/23/09	155,157	155
Bear Stearns, VR, 0.333%, 12/4/08	294,798	294
Citigroup Funding, VR, 1.11%, 3/16/09	659,418	657
Commonwealth Bank Australia, VR, 4.152%, 6/8/09	775,785	769
Goldman Sachs, VR, 0.38%, 2/13/09	589,597	582
JPMorgan Chase, VR, 2.93%, 6/2/09	480,987	480
K2(USA), VR, 1.12%, 6/19/09	574,426	559
Merrill Lynch, VR, 2.853%, 5/8/09	155,157	149
SLM Corporation, VR, 2.912%, 12/15/08	1,055,068	1,050
Wells Fargo, VR, 0.20%, 5/1/09	232,736	232
		5,853
Money Market Funds 2.9%		
T. Rowe Price Reserve Investment Fund, 2.91% (3)(4)	6,982,069	6,982
		6,982
Repurchase Agreements 1.7%		
Barclays Capital, Tri-Party, Dated 10/31/08, 0.15% Delivery Value of $1,552 on 11/3/08	1,551,571	1,552
UBS Securities, Tri-Party, Dated 10/31/08, 0.20% Delivery Value of $2,714 on 11/3/08	2,713,505	2,713
		4,265
Total Investments in Pooled Account Managed by JPMorgan Chase Bank, London		18,360
Total Securities Lending Collateral (Cost $18,497)		18,360

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

($000s, except shares and per share amounts)

Assets		
Investments in securities, at value (cost $317,124)	$	258,413
Receivable for investment securities sold		6,552
Dividends and interest receivable		2,112
Foreign currency (cost $1,144)		1,107
Receivable for shares sold		330
Cash		50
Other assets		2,346
Total assets		270,910
Liabilities		
Obligation to return securities lending collateral		18,497
Payable for investment securities purchased		4,909
Payable for shares redeemed		556
Investment management fees payable		171
Due to affiliates		70
Other liabilities		2,340
Total liabilities		26,543
NET ASSETS	$	244,367
Net Assets Consist of:		
Undistributed net investment income	$	2,245
Accumulated undistributed net realized loss		(73,063)
Net unrealized loss		(58,600)
Paid-in capital applicable to 36,450,422 shares of $0.01 par value capital stock outstanding; 4,500,000,000 shares of the Corporation authorized		373,785
NET ASSETS	$	244,367
NET ASSET VALUE PER SHARE	$	6.70

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Japan Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund commenced operations on December 30, 1991. The fund seeks long-term growth of capital through investments in common stocks of companies located (or with primary operations) in Japan.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund ultimately realizes upon sale of the securities.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Credits The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund’s custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Redemption Fees A 2% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

New Accounting Pronouncements Effective November 1, 2007, the fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. The adoption of FIN 48 had no impact on the fund’s net assets or results of operations.

In September 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosure of fair value measurements in the financial statements. It is effective for the fund’s fiscal year beginning November 1, 2008. Management expects adoption of FAS 157 will have no material impact on the fund’s net assets or results of operations.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the fund’s financial statements and related disclosures.

NOTE 2 - VALUATION

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Repurchase Agreements All repurchase agreements are fully collateralized by U.S. government securities or AAA-rated asset-backed securities. Collateral is in the possession of the fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counter-party fails to perform in accordance with the terms of the agreement.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by fund management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. On October 31, 2008, the value of loaned securities was $17,752,000.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $349,235,000 and $352,189,000, respectively, for the year ended October 31, 2008.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Distributions during the years ended October 31, 2008 and October 31, 2007, totaled $0 and $4,780,000, respectively, and were characterized as ordinary income for tax purposes. At October 31, 2008, the tax-basis cost of investments and components of net assets were as follows:

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales and the realization of unrealized gains/losses on passive foreign investment companies for tax purposes. The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2008, unused capital loss carryforwards expire as follows: $14,432,000 in fiscal 2010, $439,000 in fiscal 2011, $5,489,000 in fiscal 2015, and $46,885,000 in fiscal 2016.

NOTE 5 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized by the fund upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Tax expense attributable to income is accrued by the fund as a reduction of income. Current and deferred tax expense attributable to net capital gains is reflected as a component of realized and/or change in unrealized gain/loss on securities in the accompanying financial statements. At October 31, 2008, the fund had no deferred tax liability attributable to foreign securities and no foreign capital loss carryforwards.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.50% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.285% for assets in excess of $220 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2008, the effective annual group fee rate was 0.30%.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and provides certain other administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the year ended October 31, 2008, expenses incurred pursuant to these service agreements were $104,000 for Price Associates, $334,000 for T. Rowe Price Services, Inc., and $8,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the year ended October 31, 2008, the fund was allocated $81,000 of Spectrum Funds’ expenses, of which $57,000 related to services provided by Price. The amount payable at period-end pursuant to this agreement is reflected as Due to Affiliates in the accompanying financial statements. Additionally, redemption fees received by Spectrum Funds are allocated to each underlying Price fund in proportion to the average daily value of its shares owned by the Spectrum Funds. $6,000 of redemption fees reflected in the accompanying financial statements were received from the Spectrum Funds. At October 31, 2008, approximately 13% of the outstanding shares of the fund were held by the Spectrum Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

As of October 31, 2008, T. Rowe Price Group, Inc., and/or its wholly owned subsidiaries owned 599,993 shares of the fund, representing 2% of the fund’s net assets.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of T. Rowe Price International Funds, Inc. and Shareholders of T. Rowe Price Japan Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Japan Fund (one of the portfolios comprising T. Rowe Price International Funds, Inc., hereafter referred to as the “Fund”) at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008, by correspondence with the custodian, and confirmation of the underlying fund by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
December 12, 2008

ABOUT THE FUND’S DIRECTORS AND OFFICERS

Your fund is governed by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and other business affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of Board members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and T. Rowe Price International, Inc. (T. Rowe Price International); “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Year of Birth)	Principal Occupation(s) During Past Five Years and Directorships of
Year Elected*	Other Public Companies

Jeremiah E. Casey	Director, National Life Insurance (2001 to 2005); Director, The Rouse
(1940)	Company, real estate developers (1990 to 2004)
2006

Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004 to
(1945)	present); Director, Under Armour (8/08 to present); Director, Vornado
1991	Real Estate Investment Trust (3/04 to present); Director, Mercantile
Bankshares (2002 to 2007); Member, Advisory Board, Deutsche Bank
North America (2004 to present); Director, Chairman of the Board, and
Chief Executive Officer, The Rouse Company, real estate developers
(1997 to 2004)

Donald W. Dick, Jr.	Principal, EuroCapital Advisors, LLC, an acquisition and management
(1943)	advisory firm (10/95 to present); Chairman, The Haven Group, a cus-
1988	tom manufacturer of modular homes (1/04 to present)

David K. Fagin	Chairman and President, Nye Corporation (6/88 to present); Director,
(1938)	Golden Star Resources Ltd. (5/92 to present); Director, Pacific Rim
2001	Mining Corp. (2/02 to present); Director, B.C. Corporation (3/08 to present); Chairman, Canyon Resources Corp. (8/07 to 3/08); Director,
Atna Resources Ltd. (3/08 to present)

Karen N. Horn	Director, Eli Lilly and Company (1987 to present); Director, Simon
(1943)	Property Group (2004 to present); Director, Federal National Mortgage
2003	Association (9/06 to present); Director, Norfolk Southern (2/08 to pres-
ent); Director, Georgia Pacific (5/04 to 12/05); Managing Director and
President, Global Private Client Services, Marsh Inc. (1999 to 2003)

Theo C. Rodgers	President, A&R Development Corporation (1977 to present)
(1941)
2006

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate invest-
(1946)	ment company (1991 to present); Partner, Blackstone Real Estate
2001	Advisors, L.P. (10/92 to present)

*Each independent director oversees 126 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) During Past Five Years and Directorships of
Portfolios Overseen]	Other Public Companies

Edward C. Bernard	Director and Vice President, T. Rowe Price; Vice Chairman of the Board,
(1956)	Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the
2006	Board, Director, and President, T. Rowe Price Investment Services,
[126]	Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset
Management Limited, T. Rowe Price Global Investment Services
Limited, T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price
Savings Bank, and T. Rowe Price Services, Inc.; Director, T. Rowe Price
International, Inc.; Chief Executive Officer, Chairman of the Board,
Director, and President, T. Rowe Price Trust Company; Chairman of the
Board, all funds

Brian C. Rogers, CFA, CIC	Chief Investment Officer, Director, and Vice President, T. Rowe Price;
(1955)	Chairman of the Board, Chief Investment Officer, Director, and Vice
2006	President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price
[72]	Trust Company

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Title and Fund(s) Served	Principal Occupation(s)

Ulle Adamson, CFA (1979)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.; formerly stu-
dent, Sussex University and Stockholm School
of Economics (to 2003)

Christopher D. Alderson (1962)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President, International Funds	T. Rowe Price International, Inc.

Jeffrey W. Arricale, CPA (1971)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

R. Scott Berg, CFA (1972)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President, International Funds	Group, Inc.

Mark C.J. Bickford-Smith (1962)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Brian J. Brennan, CFA (1964)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds	Group, Inc., and T. Rowe Price Trust Company

Jose Costa Buck (1972)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Archibald A. Ciganer, CFA (1966)	Vice President, T. Rowe Price Global Investment
Vice President, International Funds	Services Limited; formerly Associate, Investment
Banking, CTI Tokyo (to 2003); Senior Associate,
Corporate Finance Tokyo (to 2005)

Richard N. Clattenburg, CFA (1979)	Vice President, T. Rowe Price; formerly Financial
Vice President, International Funds	Analyst, Goldman Sachs (to 2005)

Michael J. Conelius, CFA (1964)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President, International Funds	Group, Inc., T. Rowe Price International, Inc.,
and T. Rowe Price Trust Company

Ann B. Cranmer, FCIS (1947)	Vice President, T. Rowe Price Group, Inc., and
Assistant Vice President, International Funds	T. Rowe Price International, Inc.; Vice President
and Secretary, T. Rowe Price Global Asset
Management Limited and T. Rowe Price Global
Investment Services Limited

Richard de los Reyes (1975)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.; formerly Analyst, Soros Fund
Management (to 2006)

Frances Dydasco (1966)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President, International Funds	T. Rowe Price International, Inc.

Mark J.T. Edwards (1957)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Henry M. Ellenbogen (1973)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

Roger L. Fiery III, CPA (1959)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds	Group, Inc., T. Rowe Price International, Inc.,
and T. Rowe Price Trust Company

May Foo, CFA (1977)	Vice President, T. Rowe Price International, Inc.
Vice President, International Funds

Niall P. Gallagher, CFA (1972)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.; formerly
European Analyst and Portfolio Manager, Merrill
Lynch (London) (to 2006)

Robert N. Gensler (1957)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President, International Funds	Group, Inc., and T. Rowe Price International, Inc.

Rahul Ghosh (1976)	Vice President, T. Rowe Price International, Inc.;
Vice President, International Funds	formerly Financial Analyst, Warburg Pincus
(Singapore) (to 2004)

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer, International Funds	T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Investment
Services, Inc.

Gregory S. Golczewski (1966)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Trust Company

Benjamin Griffiths, CFA (1977)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.; formerly
Investment Manager, Baillie Gifford (to 2006)

M. Campbell Gunn (1956)	Vice President, T. Rowe Price Global Investment
Executive Vice President, International Funds	Services Limited, T. Rowe Price Group, Inc., and
T. Rowe Price International, Inc.

Gregory K. Hinkle, CPA (1958)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer, International Funds	Group, Inc., T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company; formerly
Partner, PricewaterhouseCoopers, LLP (to 2007)

Kris H. Jenner, M.D., D.Phil. (1962)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

Ian D. Kelson (1956)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President, International Funds	Group, Inc., and T. Rowe Price International, Inc.

Lillian Yan Li, CFA (1979)	Employee, T. Rowe Price; formerly Analyst,
Vice President, International Funds	Deutsche Bank (Hong Kong) (to 2007)

John D. Linehan, CFA (1965)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds	Group, Inc., and T. Rowe Price Trust Company

Patricia B. Lippert (1953)	Assistant Vice President, T. Rowe Price and
Secretary, International Funds	T. Rowe Price Investment Services, Inc.

Anh Lu (1968)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Sebastien Mallet (1974)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Susanta Mazumdar (1968)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.; formerly Director
of Equity Research, UBS India Securities (to 2003)

Inigo Mijangos (1975)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.; formerly
Analyst, Kepler Equities (to 2005); Financial
Analyst, Credit Agricole Indosuez Cheuvreux
(Spain) (to 2004)

Raymond A. Mills, Ph.D., CFA (1960)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President, International Funds	Group, Inc., T. Rowe Price International, Inc.,
and T. Rowe Price Trust Company

Philip A. Nestico (1976)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

Hwee Jan Ng, CFA (1966)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.; formerly Vice
President of Equity Research, Merrill Lynch
Investment Managers (Singapore) (to 2005)

Elena Nikolaeva (1980)	Employee, T. Rowe Price; formerly Equity Analyst,
Vice President, International Funds	J.P. Morgan (London) (to 2007); formerly Analyst,
PricewaterhouseCoopers, LLP (London) (to 2005)

Sridhar Nishtala (1975)	Vice President, T. Rowe Price International, Inc.;
Vice President, International Funds	formerly Analyst, JM Morgan Stanley Private
Limited (Mumbai) (to 2004)

Charles M. Ober, CFA (1950)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

David Oestreicher (1967)	Director and Vice President, T. Rowe Price
Vice President, International Funds	Investment Services, Inc., T. Rowe Price Trust
Company, and T. Rowe Price Services, Inc.; Vice
President, T. Rowe Price, T. Rowe Price Global
Asset Management Limited, T. Rowe Price Global
Investment Services Limited, T. Rowe Price
Group, Inc., T. Rowe Price International, Inc.,
and T. Rowe Price Retirement Plan Services, Inc.

Hiroaki Owaki, CFA (1962)	Vice President, T. Rowe Price Global Investment
Vice President, International Funds	Services Limited and T. Rowe Price Group, Inc.;
formerly Senior Investment Analyst, ABN Amro
Asset Management (to 2004)

Gonzalo Pángaro, CFA (1968)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President, International Funds	T. Rowe Price International, Inc.

Austin Powell, CFA (1969)	Vice President, T. Rowe Price Global Investment
Vice President, International Funds	Services Limited and T. Rowe Price Group, Inc.;
formerly Fund Manager, INVESCO Asset
Management (Tokyo) (to 2004)

Frederick A. Rizzo (1969)	Vice President, T. Rowe Price International, Inc.;
Vice President, International Funds	formerly Analyst, F&C Asset Management
(London) (to 2006); Senior Equity Analyst,
Citigroup (London) (to 2004)

S. Leigh Robertson, CFA (1976)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President, International Funds	International, Inc.

Joseph Rohm (1966)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.; formerly Equity
Analyst, Insight Investment (to 2005)

Christopher J. Rothery (1963)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Jeffrey Rottinghaus, CPA (1970)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

Federico Santilli, CFA (1974)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Francisco Sersale (1980)	Employee, T. Rowe Price; formerly Investment
Vice President, International Funds	Analyst, Explorador Capital Management, LLC
(to 2005); Paralegal, Morris, James, Hitchens &
Williams (to 2002)

Robert W. Sharps, CFA, CPA (1971)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds	Group, Inc., and T. Rowe Price Trust Company

John C.A. Sherman (1969)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Robert W. Smith (1961)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President, International Funds	Group, Inc., and T. Rowe Price Trust Company

Jonty Starbuck (1975)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Miki Takeyama (1970)	Vice President, T. Rowe Price Global Investment
Vice President, International Funds	Services Limited and T. Rowe Price Group, Inc.

Dean Tenerelli (1964)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President, International Funds	T. Rowe Price International, Inc.

Justin Thomson (1968)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President, International Funds	T. Rowe Price International, Inc.

Mitchell J.K. Todd (1974)	Vice President, T. Rowe Price International, Inc.;
Vice President, International Funds	formerly Senior Research Analyst, F&C Asset
Management (to 2003)

Verena E. Wachnitz, CFA (1978)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Julie L. Waples (1970)	Vice President, T. Rowe Price
Vice President, International Funds

David J.L. Warren (1957)	Director, T. Rowe Price, T. Rowe Price Global
President, International Funds	Asset Management Limited, and T. Rowe Price
Global Investment Services Limited; Vice
President, T. Rowe Price Group, Inc.; Chief
Executive Officer, Director, and President,
T. Rowe Price International, Inc.

Hiroshi Watanabe (1975)	Vice President, T. Rowe Price Global Investment
Vice President, International Funds	Services Limited; formerly Deputy Director,
Space Industry Office with the Ministry of
Economy (Tokyo) (to 2003)

Christopher S. Whitehouse (1972)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.; formerly
Telecoms Analyst and Fund Manager, Deutsche
Asset Management (to 2005)

Clive M. Williams (1966)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Ernest C. Yeung, CFA (1979)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Alison Mei Ling Yip (1966)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.; formerly
Analyst, Credit Suisse First Boston (to 2006)

Christopher Yip, CFA (1975)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.; formerly Senior
Analyst, Mercer Management Consulting
(to 2004)

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for
at least five years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Ms. Karen N. Horn qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Horn is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,174,000 and $1,531,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	December 19, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	December 19, 2008